SHARE PURCHASE WARRANTS - Disclosure of warrants outstanding and exercisable (Details) - Warrants [Member]	Dec. 31, 2025 shares Shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of classes of share capital [line items]
Number of warrants outstanding | shares	306,673	266,616	232,936
Exercise price	$ 7.94	$ 2.72	$ 0.4
December 19, 2029 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding | Shares	167,785
Exercise price	$ 4.09
July 11, 2030 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding | Shares	138,888
Exercise price	$ 12.6